Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 18,719	$ 26,106	$ 7,598
Restricted cash	70	70	70
Accounts receivable, net of allowance for doubtful accounts	820	645	725
Inventory	5,521	3,242	4,817
Prepaid expenses and other current assets	12,915	1,138	329
Total current assets	38,045	31,201	13,539
Property and equipment, net	1,867	1,908	2,809
Other long-term assets	11,116	3,539	181
Total assets	51,028	36,648	16,529
Current liabilities
Accounts payable	4,475	2,375	1,550
Accrued expenses	3,317	2,435	2,088
Accrued settlement liability	2,750	2,500	2,500
Other current liabilities	5,086	737	560
Short-term debt		34,311	0
Related party payable	1,070
Total current liabilities	16,698	42,358	6,698
Long-term debt	0	16,153	33,443
Long-term debt - related party	0	16,670	5,957
Derivative liability	496	26,017	5,021
Other long-term liabilities	9,026	803	1,236
Total liabilities	26,220	102,001	52,355
Commitments and contingencies
Stockholders' equity / (deficit):
Common stock	13	6	5
Additional paid-in capital	462,827	242,299	208,283
Accumulated other comprehensive loss	(79)	(61)	(61)
Accumulated deficit	(437,953)	(307,597)	(244,053)
Total stockholders' equity / (deficit)	24,808	(65,353)	(35,826)
Total liabilities and stockholders' equity / (deficit)	$ 51,028	$ 36,648	$ 16,529